Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Shares	Weighted- average Exercise Price Per Share

Outstanding, January 1, 2019	14,900	$8.78
Exercised	(400)	8.78

Outstanding, December 31, 2019	14,500	$8.78

Exercisable, December 31, 2019	14,500	$8.78

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Units	Weighted- average Grant Date Fair Value Per Unit
Nonvested at January 1, 2019	42,350	$20.98
Granted	29,130	20.95
Vested	(10,440)	16.56
Nonvested at December 31, 2019	61,040	$21.72
Expected to vest at December 31, 2019	41,136	$20.57